Distributions	12 Months Ended
Dec. 31, 2012
Distributions Made to Members or Limited Partners [Abstract]
Distributions

19.	Distributions

Distributions we paid during 2010, 2011 and 2012 were as follows (in thousands, except per unit amount):

Payment Date	Per Unit Cash Distribution Amount	Total Cash Distribution
2/12/2010	$0.35500	$75,779
5/14/2010	0.36000	76,847
8/13/2010	0.36625	82,393
11/12/2010	0.37250	83,798
Total	$1.45375	$318,817

2/14/2011	$0.37875	$85,398
5/13/2011	0.38500	86,807
8/12/2011	0.39250	88,498
11/14/2011	0.40000	90,189
Total	$1.55625	$350,892

2/14/2012	$0.40750	$92,177
5/15/2012	0.42000	95,004
8/14/2012	0.47125	106,597
11/14/2012	0.48500	109,707
Total	$1.78375	$403,485